GOING CONCERN AND MANAGEMENT PLANS (Details Textual)	1 Months Ended			6 Months Ended		12 Months Ended
	Dec. 29, 2015 USD ($) $ / shares	Mar. 30, 2015 Boe	Jan. 31, 2014 USD ($) $ / shares	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Aug. 24, 2016 USD ($)	Mar. 30, 2016 USD ($)	Dec. 31, 2014 USD ($)	May 30, 2014 $ / shares	Dec. 31, 2013 USD ($)
Going Concern And Management Plans [Abstract]
Working Capital						$ (15,695,000)			$ (6,560,000)
Cash and Cash Equivalents, at Carrying Value				$ 6,489,129	$ 207,864	110,022			$ 509,628		$ 165,365
Payments to Explore and Develop Oil and Gas Properties						847,000
Oil and Gas Sales Payable, Current						$ 491,000
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 1.00		$ 20.00			$ 20.00
Debt Conversion, Converted Instrument, Amount			$ 9,000,000	$ 8,723,913	$ 0	$ 6,850,000
Working Interest Rate						2.78%
Other Utility Costs						$ 356,000
Subsequent Event [Member]
Going Concern And Management Plans [Abstract]
Cash and Cash Equivalents, at Carrying Value							$ 5,000,000
Cash								$ 50,000
Production, Barrels of Oil Equivalents | Boe		20
Debenture [Member]
Going Concern And Management Plans [Abstract]
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 5.00
Debt Conversion, Converted Instrument, Amount	$ 6,850,000
Series A Preferred Stock [Member]
Going Concern And Management Plans [Abstract]
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 5.00									$ 2.41
Debt Conversion, Converted Instrument, Amount	$ 7,500,000